Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Summaries of Options Granted Under the Plan (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Average exercise price per share option At the beginning of period | $ / shares	$ 1.22	$ 1.22
Average exercise price per share option granted during the period | $ / shares	2.17	2.17
Average exercise price per share option exercised during the period | $ / shares	2.03
Average exercise price per share option forfeited during the period | $ / shares	4.15
Average exercise price per share option at the end of period | $ / shares	1.16	1.22
Average exercise price per share option vested and exercisable at the end of period | $ / shares	$ 3.54	$ 2.02
Number of options and RSUs at the beginning of period | shares	17,361,000	406,500
Number of options and RSUs granted during the period | shares	2,371,345	16,954,500
Number of options and RSUs exercised during the period | shares	(15,685,000)
Number of options and RSUs forfeited during the period | shares	15,000
Number of options at the end of period | shares	4,032,345	17,361,000
Number of options and RSUs vested and exercisable at the end of period | shares	486,750	15,685,000